Wilshire VIT Equity Fund
FUND SUMMARIES Equity Fund
Investment Objective
The Equity Fund (the “Fund”) seeks long-term capital growth.
As a secondary objective, the Fund seeks conservation of principal and production of income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire VIT Equity Fund Wilshire VIT Equity Fund Shares
Management Fees	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	1.46%

* Estimated based on expected allocation as of April 2, 2013. The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Large Company Growth Portfolio and the Large Company Value Portfolio. These indirect expenses are based on actual expense ratios for the Large Company Growth Portfolio and the Large Company Value Portfolio. The Management Fee charged to the Fund (0.70%) is based on the average daily net assets of the Fund that are not invested in the Large Company Growth Portfolio and the Large Company Value Portfolio. Accordingly, the Management Fee shown in the table is based on the Fund’s target allocation of 33% of assets invested in the Large Company Growth Portfolio and 33% of assets invested in the Large Company Value Portfolio. The Fund’s investments in the Large Company Growth Portfolio and the Large Company Value Portfolio are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire VIT Equity Fund Wilshire VIT Equity Fund Shares	149	462	797	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund ordinarily invests in common stocks of domestic companies and in other affiliated and non-affiliated equity investment companies, including the Large Company Growth Portfolio and the Large Company Value Portfolio. As a matter of investment policy, the Fund expects to invest 0% to 50% of its assets in the Large Company Value Portfolio and 0% to 50% of its assets in the Large Company Growth Portfolio, but no more than 70% in either fund on a combined basis. The operating companies in which the Fund invests vary in size and operating history, they may or may not be listed on a stock exchange and they may be in any industry.

Included within the definition of “domestic companies” are companies that are not incorporated in the U.S. but have one or more of the following attributes: principal place of business in the U.S.; substantial portion of income derived from activities in the U.S.; equity securities traded on a major U.S. stock exchange or included in a recognized index of U.S. stocks; or financial statements that comply with U.S. accounting standards. Thus, securities of these issuers are not subject to the 10% limitation on securities of foreign issuers. The Fund may, at times, have minimal exposure to non-domestic companies which do not satisfy these criteria.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Santa Barbara Asset Management, LLC (“Santa Barbara”) and TWIN Capital Management, Inc. (“TWIN”) each manage a portion of the Fund’s portfolio. Santa Barbara employs a Dividend Growth strategy in managing its portion of the Fund’s portfolio which takes a long-term investment approach, seeking to invest in companies that have sustainable business models selling at attractive valuations. TWIN employs a quantitative multi-factor stock selection model in managing its portion of the portfolio to purchase large and middle capitalization equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains and exhibit more stable and sustainable earnings relative to peer group stocks.

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

• The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

• The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

• The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

• The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

• The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

• The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

• The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

• The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Principal Risks

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Large Company Growth Portfolio and the Large Company Value Portfolio. Investing in the Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio is equity risk. This is the risk that the prices of stocks held by the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk. For equity securities, stock market movements will affect the Fund’s, the Large Company Growth Portfolio’s and the Large Company Value Portfolio’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund, the Large Company Growth Portfolio or the Large Company Value Portfolio. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Style Risk. The risk of investing in the Large Company Growth Portfolio or the Large Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value of and liquidation of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Multi-Managed Fund Risk. The Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Equity Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Preferred Stock Risk. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than payments on debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 15.72% (quarter ended 06/30/03) and the lowest return for a quarter was -22.46% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire VIT Equity Fund	1 Year	5 Years	10 Years
Wilshire VIT Equity Fund Shares	14.66%	(1.69%)	5.03%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Wilshire VIT Balanced Fund
Balanced Fund
Investment Objective

The Balanced Fund (the “Fund”) seeks to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire VIT Balanced Fund Wilshire VIT Balanced Fund Shares
Management Fees	none
Distribution and Service (12b-1) Fees	0.16%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	1.09%
Total Annual Fund Operating Expenses	1.44%

* Estimated based on expected allocation as of April 2, 2013. The Fund’s shareholders indirectly bear, pro rata, the expenses of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. These indirect expenses are based on actual expense ratios for the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. The Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund fees and expenses are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this prospectus.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire VIT Balanced Fund Wilshire VIT Balanced Fund Shares	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. As a matter of investment policy, the Fund expects to invest 20% to 50% of its assets in the Income Fund, 0% to 50% in the Large Company Value Portfolio, 0% to 50% in the Large Company Growth Portfolio, 0 to 20% in the Small Company Value Portfolio, 0% to 20% in the Small Company Growth Portfolio, and 0% to 30% in the Wilshire International Equity Fund. Under normal circumstances, the Fund’s target asset mix is 65% equity securities and 35% fixed income securities, with a range of 50% to 80% in equity securities and a range of 20% to 50% in fixed income securities. In addition, the Fund may invest in certain individual securities, including money market instruments and U.S. government securities.

The following describes the types of securities in which the Income Fund is permitted to invest:

The Income Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily U.S. investment grade fixed income securities, including government and corporate securities, mortgage and asset-backed securities, which are generally pass through securities.

The Income Fund invests at least 75% of its total assets in:

• investment grade, publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”) or an equivalent rating at the time of purchase)

• securities issued or guaranteed by the U.S. government or its agencies

• high quality commercial paper (within the two highest grades as determined by both Moody’s and S&P or an equivalent rating), repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

• high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase and to 15% of the Income Fund’s total assets)

• highest quality non U.S. dollar-denominated debt obligations of foreign issuers (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase) which are fully hedged back into U.S. dollars and do not exceed 15% of the Income Fund’s total assets

Generally, the average duration of the U.S. portion of the Income Fund will range within 25% of the Barclays Capital U.S. Aggregate Bond Index’s duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Income Fund may be shortened. The Income Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody’s, S&P or an equivalent rating).

Up to 25% of the Income Fund’s total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S. dollar-denominated debt obligations of U.S. and non U.S. issuers rated below A (by Moody’s, S&P or an equivalent rating) and non U.S. debt obligations rated below the highest quality (as determined by Moody’s, S&P or an equivalent rating) and derivatives.

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

• The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

• The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

• The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

• The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

• The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

• The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

• The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

• The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

• The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

• The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

• The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

• The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

• The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

• The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

• The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

• The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

• The Small Company Value Portfolio invests in small-cap companies that may still further develop.

• The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Wilshire International Equity Fund is permitted to invest:

The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Wilshire International Equity Fund invests in companies organized outside the United States. Since the Wilshire International Equity Fund invests in companies of any size, it may at times invest in small-cap companies. The Wilshire International Equity Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies. The Wilshire International Equity Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

Principal Risks

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. Investing in the Fund involves the following principal risks:

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Equity Risk. The principal risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund is equity risk. This is the risk that the prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of the Income Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund’s securities, the higher a fund’s risk, all other factors such as maturity being equal.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities’ prices rise or fall inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Portfolio Strategy Risk. The investment performance of the Income Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Liquidity Risk. The Income Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Income Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Currency Risk. Non U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), a fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent a fund uses derivatives, a fund will (to the extent required by applicable law) either segregate cash or liquid assets in the prescribed amounts or “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Valuation Risk. A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Style Risk. The risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

ETF Risk. ETFs in which the Wilshire International Equity Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the Wilshire International Equity Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply than larger capitalized companies.

Market Risk. For equity securities, stock market movements will affect the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with broad-based securities market indexes. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 11.23% (quarter ended 9/30/09) and the lowest return for a quarter was -12.16% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire VIT Balanced Fund		1 Year	5 Years	10 Years
Wilshire VIT Balanced Fund Shares		12.11%	1.35%	5.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)		17.32%	(3.69%)	8.21%
Stock/Bond Composite (reflects no deduction for fees, expenses or taxes)	[1]	12.17%	2.82%	6.93%
[1]	The Stock/Bond Composite shown above consists of 50% of the S&P 500 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 15% of the MSCI EAFE Index.

Wilshire VIT Income Fund
Income Fund
Investment Objective
The Income Fund (the “Fund”) seeks to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire VIT Income Fund Wilshire VIT Income Fund Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.14%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire VIT Income Fund Wilshire VIT Income Fund Shares	116	362	628	1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 307% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily U.S. investment grade fixed income securities, including government and corporate securities, mortgage and asset-backed securities, which are generally pass through securities.

The Fund invests at least 75% of its total assets in:

• investment grade, publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”) or an equivalent rating at the time of purchase)

• securities issued or guaranteed by the U.S. government or its agencies

• high quality commercial paper (within the two highest grades as determined by both Moody’s and S&P or an equivalent rating), repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

• high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase and to 15% of the Fund’s total assets)

• highest quality non U.S. dollar-denominated debt obligations of foreign issuers (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase) which are fully hedged back into U.S. dollars and do not exceed 15% of the Fund’s total assets

Generally, the average duration of the U.S. portion of the Fund will range within 25% of the Barclays Capital Aggregate Bond Index’s duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Income Fund may be shortened. The Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody’s, S&P or an equivalent rating).

Up to 25% of the Fund’s total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S. dollar-denominated debt obligations of U.S. and non U.S. issuers rated below A (by Moody’s, S&P or an equivalent rating) and non U.S. debt obligations rated below the highest quality (as determined by Moody’s, S&P or an equivalent rating) and derivatives.

Principal Risks

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of the Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund’s securities, the higher a fund’s risk, all other factors such as maturity being equal.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities’ prices rise or fall inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Liquidity Risk. The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Currency Risk. Non U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), a fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent a fund uses derivatives, a fund will (to the extent required by applicable law) either segregate cash or liquid assets in the prescribed amounts or “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Valuation Risk. A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Certain Wilshire funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 6.35% (quarter ended 9/30/09) and the lowest return for a quarter was -4.48% (quarter ended 9/30/08).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire VIT Income Fund	1 Year	5 Years	10 Years
Wilshire VIT Income Fund Shares	7.31%	5.82%	5.15%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

Wilshire VIT Small Cap Fund
Small Cap Fund
Investment Objective
The Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire VIT Small Cap Fund Wilshire VIT Small Cap Fund Shares
Management Fees	0.39%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.13%

* Estimated based on expected allocation as of April 2, 2013. The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Small Company Growth Portfolio and the Small Company Value Portfolio. These indirect expenses are based on actual expense ratios for the Small Company Growth Portfolio and the Small Company Value Portfolio. The Management Fee charged to the Fund is based on the average daily net assets of the Fund that are not invested in the Small Company Growth Portfolio and the Small Company Value Portfolio. Accordingly, the Management Fee shown in the table is based on the Portfolio’s target allocation of 20% of assets invested in the Small Company Growth Portfolio and 20% of assets invested in the Small Company Value Portfolio. The Fund’s investments in the Small Company Growth Portfolio and the Small Company Value Portfolio are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire VIT Small Cap Fund Wilshire VIT Small Cap Fund Shares	115	359	622	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. Small cap companies are companies with smaller market capitalizations, which are generally less than $3 billion at the time of purchase. The Fund ordinarily invests in the small cap companies and in other affiliated investment companies, including the Small Company Growth Portfolio and the Small Company Value Portfolio. As a matter of investment policy, the Fund expects to invest 0% to 50% of its assets in the Small Company Value Portfolio and 0% to 50% of its assets in the Small Company Growth Portfolio, but no more than 70% in either fund on a combined basis.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) and Ranger Investment Management, L.P. (“Ranger”) each manage a portion of the Fund’s portfolio.

For the Small Company Growth Portfolio, the following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

• The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

• The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

• The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

• The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

• The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

For the Small Company Value Portfolio, the following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

• The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

• The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

• The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

• The Portfolio invests in small-cap companies that may still further develop.

• The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Principal Risks

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Small Company Growth Portfolio and the Small Company Value Portfolio. Investing in the Fund involves the following principal risks:

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. The risk of investing in the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Equity Risk. A principal risk of investing in the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio is equity risk. This is the risk that the prices of stocks held by the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Market Risk. For equity securities, stock market movements will affect the Fund’s, the Small Company Growth Portfolio’s and the Small Company Value Portfolio’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value of and liquidation of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Multi-Managed Fund Risk. The Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 29.55% (quarter ended 6/30/03) and the lowest return for a quarter was -27.01% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire VIT Small Cap Fund		1 Year	5 Years	10 Years
Wilshire VIT Small Cap Fund Shares		6.85%	(1.59%)	7.27%
Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	[1]	16.35%	3.56%	9.72%
Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	9.80%
[1]	Effective April 2, 2013, the Fund changed its benchmark to the Russell 2000® Index because it is more reflective of the Fund's investment strategy.

Wilshire VIT International Equity Fund
International Equity Fund
Investment Objective
The International Equity Fund (the “Fund”) seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire VIT International Equity Fund Wilshire VIT International Equity Fund Shares
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	1.42%

* Estimated based on expected allocation as of April 2, 2013. The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Wilshire International Equity Fund. These indirect expenses are based on actual expense ratios for the Wilshire International Equity Fund. The Management Fee charged to the Fund is based on the average daily net assets of the Fund that are not invested in the Wilshire International Equity Fund. Accordingly, the Management Fee shown in the table is based on the Fund’s target allocation of 20% of assets invested in the Wilshire International Equity Fund. The Fund’s investment in the Wilshire International Equity Fund is not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire VIT International Equity Fund Wilshire VIT International Equity Fund Shares	145	449	776	1,702

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States and in other affiliated international companies, including the Wilshire International Equity Fund. As a matter of investment policy, the Fund expects to invest 0% to 55% of its assets in the Wilshire International Equity Fund. The Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries. The operating companies in which the Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Fund may also invest in fixed-income securities of foreign governments and companies.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. PanAgora Asset Management, Inc. (“PanAgora”) and Thomas White International Ltd. (“Thomas White”) each manage a portion of the Fund’s portfolio. PanAgora’s international equity strategy seeks to reproduce the total return of the MSCI EAFE Index. Thomas White employs a value strategy with respect to its portion of the Fund.

Principal Risks

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Wilshire International Equity Fund. Investing in the Fund involves the following principal risks:

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the Fund or the Wilshire International Equity Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Equity Risk. A principal risk of investing in the Fund and the Wilshire International Equity Fund is equity risk. This is the risk that the prices of stocks held by the Fund and the Wilshire International Equity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the Fund and the Wilshire International Equity Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities of the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Market Risk. For equity securities, stock market movements will affect the Fund’s or the Wilshire International Equity Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Wilshire International Equity Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the Fund and the Wilshire International Equity Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the Fund’s and the Wilshire International Equity Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s and the Wilshire International Equity Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Multi-Managed Fund Risk. The Fund and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Fund and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Portfolio Turnover Risk. In the past, the Wilshire International Equity Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Certain Wilshire funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 24.58% (quarter ended 6/30/09) and the lowest return for a quarter was -21.43% (quarter ended 9/30/11).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire VIT International Equity Fund	1 Year	5 Years	10 Years
Wilshire VIT International Equity Fund Shares	18.33%	(3.71%)	6.03%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	(3.69%)	8.21%

Wilshire VIT Socially Responsible Fund
Socially Responsible Fund
Investment Objective
The Socially Responsible Fund (the “Fund”) seeks long-term growth of capital, current income and growth of income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire VIT Socially Responsible Fund Wilshire VIT Socially Responsible Fund Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.33%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire VIT Socially Responsible Fund Wilshire VIT Socially Responsible Fund Shares	135	421	729	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S.-traded companies). The Fund seeks to achieve its objective by investing in issuers that meet certain investment and socially responsible criteria. Investments in equity securities are limited to issuers which, in the subadviser’s judgment, meet the following criteria:

Socially responsible areas of focus for inclusion:

• Companies with strong environmental management systems, eco-efficiency programs, health and safety procedures, and an overall commitment to continuously improve on environmental matters

• Companies with competitive employee benefit initiatives, workplace programs and non-discrimination policies

• Companies with good transparency and shareholder engagement

Socially responsible areas of exclusion based on revenues:

• Major tobacco, alcohol and gaming device manufacturers

• Major weapons manufacturers

• Major nuclear power generators

• Major pornographic content manufacturers

The Adviser allocates the Fund’s assets between two investment strategies: an appreciation strategy and a large cap core strategy.

Principal Risks

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Socially Responsible Risk. The Fund only invests in companies that meet its criteria for socially responsible investing. Because of this restriction, the investments that the subadviser may choose from may be more limited than those of a fund that is not restricted to investing in companies that meet social criteria. As a result, the subadviser may pass up opportunities to buy certain securities when it is otherwise advantageous to do so or may sell certain securities when it is disadvantageous to do so. In addition, investing in socially responsible companies may result in the Fund investing more or less in a specific sector of the economy relative to its benchmark.

Equity Risk. A principal risk of investing in the Fund is equity risk. This is the risk that the prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk. For equity securities, stock market movements will affect the Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon the subadviser’s skill in making appropriate investments. To the extent that the Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Preferred Stock Risk. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than payments on debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities Risk. Convertible securities are fixed income securities that may be converted at a stated price within a specific period of time into a certain quantity of common stock of the same or a different issuer. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and increase as interest rates declines. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended 6/30/03) and the lowest return for a quarter was -23.64% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire VIT Socially Responsible Fund	1 Year	5 Years	10 Years
Wilshire VIT Socially Responsible Fund Shares	15.61%	(1.61%)	5.17%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Wilshire 2015 ETF Fund
FUND SUMMARIES Wilshire 2015 ETF Fund
Investment Objective

The Wilshire 2015 ETF Fund’s (“2015 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2015 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2015 ETF Fund may be changed without a shareholder vote.
Fees and Expenses of the 2015 ETF Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2015 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Wilshire 2015 ETF Fund Wilshire 2015 ETF Fund Shares
Management Fees		0.25%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.15%
Gross Annual Expenses		0.86%
Less Expense Reimbursement	[1]	(0.11%)
Total Annual Fund Operating Expenses		0.75%
[1]	Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2014, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the "Expense Limitation"). Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.

Example: This example is intended to help you compare the cost of investing in the 2015 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2015 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire 2015 ETF Fund Wilshire 2015 ETF Fund Shares	77	240	417	930

Portfolio Turnover

The 2015 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2015 ETF Fund’s performance. During the most recent fiscal year, the 2015 ETF Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The 2015 ETF Fund operates under a fund of funds structure. The 2015 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2015 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2015 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2015 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2015 ETF Fund is 44.5% invested in ETFs which invest in fixed income securities and 55.5% invested in ETFs which invest in equity securities. Approximately 15 years after 2015, the 2015 ETF Fund’s target asset allocation will be approximately 70% invested in ETFs which invest in fixed income securities and 30% in ETFs which invest in equity securities.

Principal Risks

You may lose money by investing in the 2015 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2015 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2015 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invest in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Performance

The information below provides an illustration of how the 2015 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2015 ETF Fund by showing the changes in the 2015 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-year and since inception periods compare with broad-based securities market indexes. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2015 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 12.34% (quarter ended 9/30/09) and the lowest return for a quarter was -11.00% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire 2015 ETF Fund	1 Year	5 Years	Since Inception	Inception Date
Wilshire 2015 ETF Fund Shares	12.48%	3.06%	3.79%	May 1, 2006
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.07%	2.04%	3.63%	May 1, 2006
S&P Target Date 2015 Index (reflects no deduction for fees, expenses or taxes)	10.32%	2.98%	4.26%	May 1, 2006

Wilshire 2025 ETF Fund
Wilshire 2025 ETF Fund
Investment Objective

The Wilshire 2025 ETF Fund’s (“2025 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2025 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2025 ETF Fund may be changed without a shareholder vote.
Fees and Expenses of the 2025 ETF Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2025 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Wilshire 2025 ETF Fund Wilshire 2025 ETF Fund Shares
Management Fees		0.25%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.14%
Gross Annual Expenses		0.85%
Less Expense Reimbursement	[1]	(0.11%)
Total Annual Fund Operating Expenses		0.74%
[1]	Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2014, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the "Expense Limitation" ). Total Annual Operating Expenses are the sum of the Fund's direct annual operating expenses and of the Fund's indirect ETF fees and expenses. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.

Example: This example is intended to help you compare the cost of investing in the 2025 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2025 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire 2025 ETF Fund Wilshire 2025 ETF Fund Shares	76	237	411	918

Portfolio Turnover

The 2025 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2025 ETF Fund’s performance. During the most recent fiscal year, the 2025 ETF Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The 2025 ETF Fund operates under a fund of funds structure. The 2025 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2025 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2025 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2025 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2025 ETF Fund is 39.2% invested in ETFs which invest in fixed income securities and 60.8% invested in ETFs which invest in equity securities. Approximately 15 years after 2025, the 2025 ETF Fund’s target asset allocation will be approximately 70% invested in ETFs which invest in fixed income securities and 30% in ETFs which invest in equity securities.

Principal Risks

You may lose money by investing in the 2025 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2025 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2025 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invest in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent that an ETF uses derivatives, an ETF will (to the extent required by applicable law) either(1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Performance

The information below provides an illustration of how the 2025 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2025 ETF Fund by showing the changes in the 2025 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-year and since inception periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2025 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 13.11% (quarter ended 9/30/09) and the lowest return for a quarter was -13.38% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire 2025 ETF Fund	1 Year	5 Years	Since Inception	Inception Date
Wilshire 2025 ETF Fund Shares	12.73%	1.84%	2.92%	May 1, 2006
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.07%	2.04%	3.63%	May 1, 2006
S&P Target Date 2025 Index (reflects no deduction for fees, expenses or taxes)	12.51%	2.40%	3.93%	May 1, 2006

Wilshire 2035 ETF Fund
Wilshire 2035 ETF Fund
Investment Objective

The Wilshire 2035 ETF Fund’s (“2035 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2035 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2035 ETF Fund may be changed without a shareholder vote.
Fees and Expenses of the 2035 ETF Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2035 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Wilshire 2035 ETF Fund Wilshire 2035 ETF Fund Shares
Management Fees		0.25%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.13%
Gross Annual Expenses		0.84%
Less Expense Reimbursement	[1]	(0.11%)
Total Annual Fund Operating Expenses		0.73%
[1]	Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2014, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the "Expense Limitation"). Total Annual Operating Expenses are the sum of the Fund's direct annual operating expenses and of the Fund's indirect ETF fees and expenses. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.

Example: This example is intended to help you compare the cost of investing in the 2035 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2035 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire 2035 ETF Fund Wilshire 2035 ETF Fund Shares	75	233	406	906

Portfolio Turnover

The 2035 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2035 ETF Fund’s performance. During the most recent fiscal year, the 2035 ETF Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The 2035 ETF Fund operates under a fund of funds structure. The 2035 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2035 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2035 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2035 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2035 ETF Fund is 30.2% invested in ETFs which invest in fixed income securities and 69.8% invested in ETFs which invest in equity securities. Approximately 15 years after 2035, the 2035 ETF Fund’s target asset allocation will be approximately 70% invested in ETFs which invest in fixed income securities and 30% in ETFs which invest in equity securities.

Principal Risks

You may lose money by investing in the 2035 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2035 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2035 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invest in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

More information about risks, including additional risk facts not discussed above, is included in the “More About Risks” section and the 2035 ETF Fund’s Statement of Additional Information.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent that an ETF uses derivatives, an ETF will (to the extent required by applicable law) either(1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Performance

The information below provides an illustration of how the 2035 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2035 ETF Fund by showing the changes in the 2035 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-year and since inception periods compare with broad-based securities market indexes. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2035 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 14.72% (quarter ended 9/30/09) and the lowest return for a quarter was -16.13% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2012)
Average Annual Total Returns Wilshire 2035 ETF Fund	1 Year	5 Years	Since Inception	Inception Date
Wilshire 2035 ETF Fund Shares	14.09%	0.47%	1.87%	May 1, 2006
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	16.07%	2.04%	3.63%	May 1, 2006
S&P Target Date 2035 Index (reflects no deduction for fees, expenses or taxes)	14.12%	1.68%	3.50%	May 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	WILSHIRE VARIABLE INSURANCE TRUST
CIK	dei_EntityCentralIndexKey	0001026708
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 1, 2013
Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Wilshire VIT Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARIES Equity Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Equity Fund (the “Fund”) seeks long-term capital growth.
Secondary objectives	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks conservation of principal and production of income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	47.00%
Example, heading	rr_ExpenseExampleHeading

* Estimated based on expected allocation as of April 2, 2013. The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Large Company Growth Portfolio and the Large Company Value Portfolio. These indirect expenses are based on actual expense ratios for the Large Company Growth Portfolio and the Large Company Value Portfolio. The Management Fee charged to the Fund (0.70%) is based on the average daily net assets of the Fund that are not invested in the Large Company Growth Portfolio and the Large Company Value Portfolio. Accordingly, the Management Fee shown in the table is based on the Fund’s target allocation of 33% of assets invested in the Large Company Growth Portfolio and 33% of assets invested in the Large Company Value Portfolio. The Fund’s investments in the Large Company Growth Portfolio and the Large Company Value Portfolio are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus.

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund ordinarily invests in common stocks of domestic companies and in other affiliated and non-affiliated equity investment companies, including the Large Company Growth Portfolio and the Large Company Value Portfolio. As a matter of investment policy, the Fund expects to invest 0% to 50% of its assets in the Large Company Value Portfolio and 0% to 50% of its assets in the Large Company Growth Portfolio, but no more than 70% in either fund on a combined basis. The operating companies in which the Fund invests vary in size and operating history, they may or may not be listed on a stock exchange and they may be in any industry.

Included within the definition of “domestic companies” are companies that are not incorporated in the U.S. but have one or more of the following attributes: principal place of business in the U.S.; substantial portion of income derived from activities in the U.S.; equity securities traded on a major U.S. stock exchange or included in a recognized index of U.S. stocks; or financial statements that comply with U.S. accounting standards. Thus, securities of these issuers are not subject to the 10% limitation on securities of foreign issuers. The Fund may, at times, have minimal exposure to non-domestic companies which do not satisfy these criteria.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Santa Barbara Asset Management, LLC (“Santa Barbara”) and TWIN Capital Management, Inc. (“TWIN”) each manage a portion of the Fund’s portfolio. Santa Barbara employs a Dividend Growth strategy in managing its portion of the Fund’s portfolio which takes a long-term investment approach, seeking to invest in companies that have sustainable business models selling at attractive valuations. TWIN employs a quantitative multi-factor stock selection model in managing its portion of the portfolio to purchase large and middle capitalization equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains and exhibit more stable and sustainable earnings relative to peer group stocks.

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

• The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

• The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

• The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

• The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

• The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

• The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

• The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

• The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Large Company Growth Portfolio and the Large Company Value Portfolio. Investing in the Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio is equity risk. This is the risk that the prices of stocks held by the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk. For equity securities, stock market movements will affect the Fund’s, the Large Company Growth Portfolio’s and the Large Company Value Portfolio’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund, the Large Company Growth Portfolio or the Large Company Value Portfolio. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Style Risk. The risk of investing in the Large Company Growth Portfolio or the Large Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value of and liquidation of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Multi-Managed Fund Risk. The Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Equity Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Preferred Stock Risk. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than payments on debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 15.72% (quarter ended 06/30/03) and the lowest return for a quarter was -22.46% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.46%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Wilshire VIT Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Wilshire VIT Equity Fund | Wilshire VIT Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HORMX
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	149
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	462
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	797
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,746
2003	rr_AnnualReturn2003	27.55%
2004	rr_AnnualReturn2004	10.15%
2005	rr_AnnualReturn2005	5.90%
2006	rr_AnnualReturn2006	16.92%
2007	rr_AnnualReturn2007	2.20%
2008	rr_AnnualReturn2008	(40.19%)
2009	rr_AnnualReturn2009	23.57%
2010	rr_AnnualReturn2010	11.58%
2011	rr_AnnualReturn2011	(2.87%)
2012	rr_AnnualReturn2012	14.66%
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	(1.69%)
10 Years	rr_AverageAnnualReturnYear10	5.03%
Wilshire VIT Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Balanced Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Balanced Fund (the “Fund”) seeks to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.00%
Example, heading	rr_ExpenseExampleHeading

* Estimated based on expected allocation as of April 2, 2013. The Fund’s shareholders indirectly bear, pro rata, the expenses of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. These indirect expenses are based on actual expense ratios for the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. The Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund fees and expenses are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this prospectus.

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. As a matter of investment policy, the Fund expects to invest 20% to 50% of its assets in the Income Fund, 0% to 50% in the Large Company Value Portfolio, 0% to 50% in the Large Company Growth Portfolio, 0 to 20% in the Small Company Value Portfolio, 0% to 20% in the Small Company Growth Portfolio, and 0% to 30% in the Wilshire International Equity Fund. Under normal circumstances, the Fund’s target asset mix is 65% equity securities and 35% fixed income securities, with a range of 50% to 80% in equity securities and a range of 20% to 50% in fixed income securities. In addition, the Fund may invest in certain individual securities, including money market instruments and U.S. government securities.

The following describes the types of securities in which the Income Fund is permitted to invest:

The Income Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily U.S. investment grade fixed income securities, including government and corporate securities, mortgage and asset-backed securities, which are generally pass through securities.

The Income Fund invests at least 75% of its total assets in:

• investment grade, publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”) or an equivalent rating at the time of purchase)

• securities issued or guaranteed by the U.S. government or its agencies

• high quality commercial paper (within the two highest grades as determined by both Moody’s and S&P or an equivalent rating), repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

• high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase and to 15% of the Income Fund’s total assets)

• highest quality non U.S. dollar-denominated debt obligations of foreign issuers (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase) which are fully hedged back into U.S. dollars and do not exceed 15% of the Income Fund’s total assets

Generally, the average duration of the U.S. portion of the Income Fund will range within 25% of the Barclays Capital U.S. Aggregate Bond Index’s duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Income Fund may be shortened. The Income Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody’s, S&P or an equivalent rating).

Up to 25% of the Income Fund’s total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S. dollar-denominated debt obligations of U.S. and non U.S. issuers rated below A (by Moody’s, S&P or an equivalent rating) and non U.S. debt obligations rated below the highest quality (as determined by Moody’s, S&P or an equivalent rating) and derivatives.

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

• The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

• The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

• The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

• The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

• The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

• The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

• The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

• The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

• The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

• The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

• The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

• The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

• The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

• The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

• The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

• The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

• The Small Company Value Portfolio invests in small-cap companies that may still further develop.

• The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Wilshire International Equity Fund is permitted to invest:

The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Wilshire International Equity Fund invests in companies organized outside the United States. Since the Wilshire International Equity Fund invests in companies of any size, it may at times invest in small-cap companies. The Wilshire International Equity Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies. The Wilshire International Equity Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. Investing in the Fund involves the following principal risks:

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Equity Risk. The principal risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund is equity risk. This is the risk that the prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of the Income Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund’s securities, the higher a fund’s risk, all other factors such as maturity being equal.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities’ prices rise or fall inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Portfolio Strategy Risk. The investment performance of the Income Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Liquidity Risk. The Income Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Income Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Currency Risk. Non U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), a fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent a fund uses derivatives, a fund will (to the extent required by applicable law) either segregate cash or liquid assets in the prescribed amounts or “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Valuation Risk. A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Style Risk. The risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

ETF Risk. ETFs in which the Wilshire International Equity Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the Wilshire International Equity Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply than larger capitalized companies.

Market Risk. For equity securities, stock market movements will affect the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with broad-based securities market indexes. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 11.23% (quarter ended 9/30/09) and the lowest return for a quarter was -12.16% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.16%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Wilshire VIT Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Wilshire VIT Balanced Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Wilshire VIT Balanced Fund | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Wilshire VIT Balanced Fund | Stock/Bond Composite (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.17%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.82%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.93%	[1]
Wilshire VIT Balanced Fund | Wilshire VIT Balanced Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	147
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	456
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	787
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,724
2003	rr_AnnualReturn2003	19.55%
2004	rr_AnnualReturn2004	8.19%
2005	rr_AnnualReturn2005	4.29%
2006	rr_AnnualReturn2006	11.59%
2007	rr_AnnualReturn2007	3.08%
2008	rr_AnnualReturn2008	(26.68%)
2009	rr_AnnualReturn2009	18.03%
2010	rr_AnnualReturn2010	10.92%
2011	rr_AnnualReturn2011	(0.65%)
2012	rr_AnnualReturn2012	12.11%
1 Year	rr_AverageAnnualReturnYear01	12.11%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Wilshire VIT Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Income Fund (the “Fund”) seeks to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 307% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	307.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily U.S. investment grade fixed income securities, including government and corporate securities, mortgage and asset-backed securities, which are generally pass through securities.

The Fund invests at least 75% of its total assets in:

• investment grade, publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”) or an equivalent rating at the time of purchase)

• securities issued or guaranteed by the U.S. government or its agencies

• high quality commercial paper (within the two highest grades as determined by both Moody’s and S&P or an equivalent rating), repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

• high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase and to 15% of the Fund’s total assets)

• highest quality non U.S. dollar-denominated debt obligations of foreign issuers (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase) which are fully hedged back into U.S. dollars and do not exceed 15% of the Fund’s total assets

Generally, the average duration of the U.S. portion of the Fund will range within 25% of the Barclays Capital Aggregate Bond Index’s duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Income Fund may be shortened. The Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody’s, S&P or an equivalent rating).

Up to 25% of the Fund’s total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S. dollar-denominated debt obligations of U.S. and non U.S. issuers rated below A (by Moody’s, S&P or an equivalent rating) and non U.S. debt obligations rated below the highest quality (as determined by Moody’s, S&P or an equivalent rating) and derivatives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of the Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund’s securities, the higher a fund’s risk, all other factors such as maturity being equal.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities’ prices rise or fall inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Liquidity Risk. The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Currency Risk. Non U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), a fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent a fund uses derivatives, a fund will (to the extent required by applicable law) either segregate cash or liquid assets in the prescribed amounts or “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Valuation Risk. A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Certain Wilshire funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 6.35% (quarter ended 9/30/09) and the lowest return for a quarter was -4.48% (quarter ended 9/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.48%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Wilshire VIT Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Wilshire VIT Income Fund | Wilshire VIT Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	116
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	362
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	628
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,386
2003	rr_AnnualReturn2003	7.35%
2004	rr_AnnualReturn2004	4.94%
2005	rr_AnnualReturn2005	1.97%
2006	rr_AnnualReturn2006	3.99%
2007	rr_AnnualReturn2007	4.21%
2008	rr_AnnualReturn2008	(6.44%)
2009	rr_AnnualReturn2009	13.29%
2010	rr_AnnualReturn2010	9.11%
2011	rr_AnnualReturn2011	6.92%
2012	rr_AnnualReturn2012	7.31%
1 Year	rr_AverageAnnualReturnYear01	7.31%
5 Years	rr_AverageAnnualReturnYear05	5.82%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Wilshire VIT Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Small Cap Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	100.00%
Example, heading	rr_ExpenseExampleHeading

* Estimated based on expected allocation as of April 2, 2013. The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Small Company Growth Portfolio and the Small Company Value Portfolio. These indirect expenses are based on actual expense ratios for the Small Company Growth Portfolio and the Small Company Value Portfolio. The Management Fee charged to the Fund is based on the average daily net assets of the Fund that are not invested in the Small Company Growth Portfolio and the Small Company Value Portfolio. Accordingly, the Management Fee shown in the table is based on the Portfolio’s target allocation of 20% of assets invested in the Small Company Growth Portfolio and 20% of assets invested in the Small Company Value Portfolio. The Fund’s investments in the Small Company Growth Portfolio and the Small Company Value Portfolio are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus.

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. Small cap companies are companies with smaller market capitalizations, which are generally less than $3 billion at the time of purchase. The Fund ordinarily invests in the small cap companies and in other affiliated investment companies, including the Small Company Growth Portfolio and the Small Company Value Portfolio. As a matter of investment policy, the Fund expects to invest 0% to 50% of its assets in the Small Company Value Portfolio and 0% to 50% of its assets in the Small Company Growth Portfolio, but no more than 70% in either fund on a combined basis.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) and Ranger Investment Management, L.P. (“Ranger”) each manage a portion of the Fund’s portfolio.

For the Small Company Growth Portfolio, the following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

• The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

• The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

• The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

• The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

• The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

For the Small Company Value Portfolio, the following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

• The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

• The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

• The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

• The Portfolio invests in small-cap companies that may still further develop.

• The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Small Company Growth Portfolio and the Small Company Value Portfolio. Investing in the Fund involves the following principal risks:

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. The risk of investing in the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Equity Risk. A principal risk of investing in the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio is equity risk. This is the risk that the prices of stocks held by the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Market Risk. For equity securities, stock market movements will affect the Fund’s, the Small Company Growth Portfolio’s and the Small Company Value Portfolio’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value of and liquidation of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Multi-Managed Fund Risk. The Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 29.55% (quarter ended 6/30/03) and the lowest return for a quarter was -27.01% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.01%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 2, 2013, the Fund changed its benchmark to the Russell 2000® Index because it is more reflective of the Fund’s investment strategy.
Wilshire VIT Small Cap Fund | Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[2]
Wilshire VIT Small Cap Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Wilshire VIT Small Cap Fund | Wilshire VIT Small Cap Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	115
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	359
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	622
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,375
2003	rr_AnnualReturn2003	59.16%
2004	rr_AnnualReturn2004	4.40%
2005	rr_AnnualReturn2005	3.65%
2006	rr_AnnualReturn2006	11.42%
2007	rr_AnnualReturn2007	13.90%
2008	rr_AnnualReturn2008	(46.36%)
2009	rr_AnnualReturn2009	28.39%
2010	rr_AnnualReturn2010	26.23%
2011	rr_AnnualReturn2011	(0.64%)
2012	rr_AnnualReturn2012	6.85%
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	(1.59%)
10 Years	rr_AverageAnnualReturnYear10	7.27%
Wilshire VIT International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	International Equity Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The International Equity Fund (the “Fund”) seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	27.00%
Example, heading	rr_ExpenseExampleHeading

* Estimated based on expected allocation as of April 2, 2013. The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Wilshire International Equity Fund. These indirect expenses are based on actual expense ratios for the Wilshire International Equity Fund. The Management Fee charged to the Fund is based on the average daily net assets of the Fund that are not invested in the Wilshire International Equity Fund. Accordingly, the Management Fee shown in the table is based on the Fund’s target allocation of 20% of assets invested in the Wilshire International Equity Fund. The Fund’s investment in the Wilshire International Equity Fund is not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus.

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States and in other affiliated international companies, including the Wilshire International Equity Fund. As a matter of investment policy, the Fund expects to invest 0% to 55% of its assets in the Wilshire International Equity Fund. The Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries. The operating companies in which the Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Fund may also invest in fixed-income securities of foreign governments and companies.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. PanAgora Asset Management, Inc. (“PanAgora”) and Thomas White International Ltd. (“Thomas White”) each manage a portion of the Fund’s portfolio. PanAgora’s international equity strategy seeks to reproduce the total return of the MSCI EAFE Index. Thomas White employs a value strategy with respect to its portion of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Wilshire International Equity Fund. Investing in the Fund involves the following principal risks:

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the Fund or the Wilshire International Equity Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Equity Risk. A principal risk of investing in the Fund and the Wilshire International Equity Fund is equity risk. This is the risk that the prices of stocks held by the Fund and the Wilshire International Equity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the Fund and the Wilshire International Equity Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities of the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Market Risk. For equity securities, stock market movements will affect the Fund’s or the Wilshire International Equity Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Wilshire International Equity Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the Fund and the Wilshire International Equity Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the Fund’s and the Wilshire International Equity Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s and the Wilshire International Equity Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Multi-Managed Fund Risk. The Fund and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Fund and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Portfolio Turnover Risk. In the past, the Wilshire International Equity Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Certain Wilshire funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 24.58% (quarter ended 6/30/09) and the lowest return for a quarter was -21.43% (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.43%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Wilshire VIT International Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Wilshire VIT International Equity Fund | Wilshire VIT International Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.42%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	145
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	449
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	776
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,702
2003	rr_AnnualReturn2003	32.48%
2004	rr_AnnualReturn2004	10.61%
2005	rr_AnnualReturn2005	10.12%
2006	rr_AnnualReturn2006	23.76%
2007	rr_AnnualReturn2007	8.73%
2008	rr_AnnualReturn2008	(43.75%)
2009	rr_AnnualReturn2009	31.02%
2010	rr_AnnualReturn2010	10.04%
2011	rr_AnnualReturn2011	(13.74%)
2012	rr_AnnualReturn2012	18.33%
1 Year	rr_AverageAnnualReturnYear01	18.33%
5 Years	rr_AverageAnnualReturnYear05	(3.71%)
10 Years	rr_AverageAnnualReturnYear10	6.03%
Wilshire VIT Socially Responsible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Socially Responsible Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Socially Responsible Fund (the “Fund”) seeks long-term growth of capital, current income and growth of income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S.-traded companies). The Fund seeks to achieve its objective by investing in issuers that meet certain investment and socially responsible criteria. Investments in equity securities are limited to issuers which, in the subadviser’s judgment, meet the following criteria:

Socially responsible areas of focus for inclusion:

• Companies with strong environmental management systems, eco-efficiency programs, health and safety procedures, and an overall commitment to continuously improve on environmental matters

• Companies with competitive employee benefit initiatives, workplace programs and non-discrimination policies

• Companies with good transparency and shareholder engagement

Socially responsible areas of exclusion based on revenues:

• Major tobacco, alcohol and gaming device manufacturers

• Major weapons manufacturers

• Major nuclear power generators

• Major pornographic content manufacturers

The Adviser allocates the Fund’s assets between two investment strategies: an appreciation strategy and a large cap core strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Socially Responsible Risk. The Fund only invests in companies that meet its criteria for socially responsible investing. Because of this restriction, the investments that the subadviser may choose from may be more limited than those of a fund that is not restricted to investing in companies that meet social criteria. As a result, the subadviser may pass up opportunities to buy certain securities when it is otherwise advantageous to do so or may sell certain securities when it is disadvantageous to do so. In addition, investing in socially responsible companies may result in the Fund investing more or less in a specific sector of the economy relative to its benchmark.

Equity Risk. A principal risk of investing in the Fund is equity risk. This is the risk that the prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk. For equity securities, stock market movements will affect the Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon the subadviser’s skill in making appropriate investments. To the extent that the Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Preferred Stock Risk. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than payments on debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities Risk. Convertible securities are fixed income securities that may be converted at a stated price within a specific period of time into a certain quantity of common stock of the same or a different issuer. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and increase as interest rates declines. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended 6/30/03) and the lowest return for a quarter was -23.64% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.64%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Wilshire VIT Socially Responsible Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Wilshire VIT Socially Responsible Fund | Wilshire VIT Socially Responsible Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	135
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	421
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	729
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,601
2003	rr_AnnualReturn2003	28.43%
2004	rr_AnnualReturn2004	13.30%
2005	rr_AnnualReturn2005	5.13%
2006	rr_AnnualReturn2006	20.52%
2007	rr_AnnualReturn2007	(2.63%)
2008	rr_AnnualReturn2008	(40.39%)
2009	rr_AnnualReturn2009	21.51%
2010	rr_AnnualReturn2010	11.76%
2011	rr_AnnualReturn2011	(1.45%)
2012	rr_AnnualReturn2012	15.61%
1 Year	rr_AverageAnnualReturnYear01	15.61%
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
10 Years	rr_AverageAnnualReturnYear10	5.17%
Wilshire 2015 ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARIES Wilshire 2015 ETF Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Wilshire 2015 ETF Fund’s (“2015 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2015 ETF Fund’s objective will be to seek high current income and,

Secondary objectives	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital appreciation. The investment objective of the 2015 ETF Fund may be changed without a shareholder vote.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the 2015 ETF Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2015 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The 2015 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2015 ETF Fund’s performance. During the most recent fiscal year, the 2015 ETF Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the 2015 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2015 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The 2015 ETF Fund operates under a fund of funds structure. The 2015 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2015 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2015 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2015 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2015 ETF Fund is 44.5% invested in ETFs which invest in fixed income securities and 55.5% invested in ETFs which invest in equity securities. Approximately 15 years after 2015, the 2015 ETF Fund’s target asset allocation will be approximately 70% invested in ETFs which invest in fixed income securities and 30% in ETFs which invest in equity securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the 2015 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2015 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2015 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invest in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the 2015 ETF Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the 2015 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2015 ETF Fund by showing the changes in the 2015 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-year and since inception periods compare with broad-based securities market indexes. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2015 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the 2015 ETF Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The 2015 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 12.34% (quarter ended 9/30/09) and the lowest return for a quarter was -11.00% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.00%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Wilshire 2015 ETF Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.07%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Wilshire 2015 ETF Fund | S&P Target Date 2015 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.32%
5 Years	rr_AverageAnnualReturnYear05	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Wilshire 2015 ETF Fund | Wilshire 2015 ETF Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Gross Annual Expenses	rr_ExpensesOverAssets	0.86%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	77
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	240
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	417
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	930
2007	rr_AnnualReturn2007	4.57%
2008	rr_AnnualReturn2008	(24.18%)
2009	rr_AnnualReturn2009	20.49%
2010	rr_AnnualReturn2010	11.41%
2011	rr_AnnualReturn2011	1.56%
2012	rr_AnnualReturn2012	12.48%
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Wilshire 2025 ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Wilshire 2025 ETF Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Wilshire 2025 ETF Fund’s (“2025 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2025 ETF Fund’s objective will be to seek high current income and,

Secondary objectives	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital appreciation. The investment objective of the 2025 ETF Fund may be changed without a shareholder vote.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the 2025 ETF Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2025 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The 2025 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2025 ETF Fund’s performance. During the most recent fiscal year, the 2025 ETF Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the 2025 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2025 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The 2025 ETF Fund operates under a fund of funds structure. The 2025 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2025 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2025 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2025 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2025 ETF Fund is 39.2% invested in ETFs which invest in fixed income securities and 60.8% invested in ETFs which invest in equity securities. Approximately 15 years after 2025, the 2025 ETF Fund’s target asset allocation will be approximately 70% invested in ETFs which invest in fixed income securities and 30% in ETFs which invest in equity securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the 2025 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2025 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2025 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invest in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent that an ETF uses derivatives, an ETF will (to the extent required by applicable law) either(1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the 2025 ETF Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the 2025 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2025 ETF Fund by showing the changes in the 2025 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-year and since inception periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2025 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the 2025 ETF Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The 2025 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 13.11% (quarter ended 9/30/09) and the lowest return for a quarter was -13.38% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.38%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Wilshire 2025 ETF Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.07%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Wilshire 2025 ETF Fund | S&P Target Date 2025 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.51%
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Wilshire 2025 ETF Fund | Wilshire 2025 ETF Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Gross Annual Expenses	rr_ExpensesOverAssets	0.85%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	76
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	237
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	411
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	918
2007	rr_AnnualReturn2007	4.36%
2008	rr_AnnualReturn2008	(28.11%)
2009	rr_AnnualReturn2009	20.60%
2010	rr_AnnualReturn2010	11.77%
2011	rr_AnnualReturn2011	0.26%
2012	rr_AnnualReturn2012	12.73%
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Wilshire 2035 ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Wilshire 2035 ETF Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Wilshire 2035 ETF Fund’s (“2035 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2035 ETF Fund’s objective will be to seek high current income and,

Secondary objectives	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital appreciation. The investment objective of the 2035 ETF Fund may be changed without a shareholder vote.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the 2035 ETF Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2035 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The 2035 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2035 ETF Fund’s performance. During the most recent fiscal year, the 2035 ETF Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the 2035 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2035 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The 2035 ETF Fund operates under a fund of funds structure. The 2035 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2035 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2035 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2035 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2035 ETF Fund is 30.2% invested in ETFs which invest in fixed income securities and 69.8% invested in ETFs which invest in equity securities. Approximately 15 years after 2035, the 2035 ETF Fund’s target asset allocation will be approximately 70% invested in ETFs which invest in fixed income securities and 30% in ETFs which invest in equity securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the 2035 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2035 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2035 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invest in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

More information about risks, including additional risk facts not discussed above, is included in the “More About Risks” section and the 2035 ETF Fund’s Statement of Additional Information.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent that an ETF uses derivatives, an ETF will (to the extent required by applicable law) either(1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the 2035 ETF Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information below provides an illustration of how the 2035 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2035 ETF Fund by showing the changes in the 2035 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-year and since inception periods compare with broad-based securities market indexes. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2035 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides an illustration of how the 2035 ETF Fund’s performance has varied over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The 2035 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 14.72% (quarter ended 9/30/09) and the lowest return for a quarter was -16.13% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.13%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2012)
Wilshire 2035 ETF Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.07%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Wilshire 2035 ETF Fund | S&P Target Date 2035 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.12%
5 Years	rr_AverageAnnualReturnYear05	1.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Wilshire 2035 ETF Fund | Wilshire 2035 ETF Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Gross Annual Expenses	rr_ExpensesOverAssets	0.84%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.73%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	75
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	233
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	406
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	906
2007	rr_AnnualReturn2007	4.61%
2008	rr_AnnualReturn2008	(33.00%)
2009	rr_AnnualReturn2009	21.03%
2010	rr_AnnualReturn2010	12.52%
2011	rr_AnnualReturn2011	(1.68%)
2012	rr_AnnualReturn2012	14.09%
1 Year	rr_AverageAnnualReturnYear01	14.09%
5 Years	rr_AverageAnnualReturnYear05	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	The Stock/Bond Composite shown above consists of 50% of the S&P 500 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 15% of the MSCI EAFE Index.
[2]	Effective April 2, 2013, the Fund changed its benchmark to the Russell 2000® Index because it is more reflective of the Fund's investment strategy.
[3]	Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2014, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the "Expense Limitation"). Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.
[4]	Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2014, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the "Expense Limitation" ). Total Annual Operating Expenses are the sum of the Fund's direct annual operating expenses and of the Fund's indirect ETF fees and expenses. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.
[5]	Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2014, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the "Expense Limitation"). Total Annual Operating Expenses are the sum of the Fund's direct annual operating expenses and of the Fund's indirect ETF fees and expenses. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.